Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Effective Date Term	5 years
Environmental remediation liability	$ 675,000	$ 675,000	$ 675,000
Founder Shares [Member]
Commitments and Contingencies [Line Items]
Effective Date Term	7 years